Cover Page	6 Months Ended
Jul. 31, 2021
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0000926423
Entity Registrant Name	MIND Technology, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false